DISPOSAL OF A SUBSIDIARY (Details) ¥ in Millions, $ in Millions			1 Months Ended
	Feb. 21, 2020	Sep. 26, 2019 USD ($) subsidiary	Sep. 30, 2019 subsidiary	Sep. 26, 2019 CNY (¥)
DISPOSAL OF A SUBSIDIARY
Number of subsidiaries disposed of			3
The9 Computer, C9I Shanghai and Shanghai Kaie
DISPOSAL OF A SUBSIDIARY
Number of subsidiaries disposed of		3
Total consideration		$ 70.8		¥ 493.0
Remaining percentage of consideration expected to be received in May 2020	10.00%